Supplemental cash flow information - Disclosure of changes in noncash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flows Information [Abstract]
Receivables	$ (1,864)	$ (6,879)
VAT receivable	0	(4,132)
Prepaid expenses	(176)	28
Inventories	0	(17,691)
Accounts payable and accrued liabilities	(1,720)	(1,195)
Change in non-cash working capital	$ (3,760)	$ (29,869)